Annual Total Returns[BarChart] - Invesco Fundamental Investment Grade Corporate Bond ETF - ETF	2012	2013	2014	2015	2016	2017	2018	2019
Total	6.26%	(1.04%)	4.60%	0.75%	4.02%	3.47%	(0.60%)	9.76%